Summary of Deposits and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits And Other Assets [Line Items]
Deposits and other assets	$ 32,371	$ 36,470	$ 50,070
Entertainment production costs
Deposits And Other Assets [Line Items]
Deposits and other assets		2,196	6,849
Base stock
Deposits And Other Assets [Line Items]
Deposits and other assets		17,705	20,082
Deposits and other
Deposits And Other Assets [Line Items]
Deposits and other assets		$ 16,569	$ 23,139